Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating leases with minimum rental commitments [Abstract]
2018	$ 7,267
2019	7,178
2020	6,916
2021	6,720
2022	5,913
2023 and after	31,803
Total	65,797
Outsourced service expense	6,410	$ 6,216	$ 5,860
Third-Party Service Agreement [Member] | Minimum [Member]
Long-term Purchase Commitment [Line Items]
Outsource service expense	6,000
Third-Party Service Agreement [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Outsource service expense	$ 7,000